Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Taxes
16.	Taxes
16.1. Income taxes and other taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018
Taxes in Brazil
Income taxes	2,485	733	71	66	—	—
Income taxes - Tax settlement programs	—	—	57	56	504	552

	2,485	733	128	122	504	552

Taxes abroad	8	6	148	89	—	—

Total	2,493	739	276	211	504	552

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018
Taxes in Brazil
Current / Deferred ICMS (VAT)	555	781	364	700	759	922	—	—
Current / Deferred PIS and COFINS	417	442	2,591	1,831	252	309	44	—
Claim to recover PIS and COFINS	—	—	820	837	—	—	—	—
CIDE	31	22	—	—	45	50	—	—
Production taxes	—	—	—	—	1,929	1,757	266	—
Withholding income taxes	—	—	—	—	232	308	—	—
Tax Settlement Program	—	—	—	—	—	2	—	—
Others	31	36	153	158	189	184	225	107

Total in Brazil	1,034	1,281	3,928	3,526	3,406	3,532	535	107
Taxes abroad	17	15	11	14	18	24	—	—

Total	1,051	1,296	3,939	3,540	3,424	3,556	535	107

Income taxes credits refer mainly to the carryforward of unused tax losses in the computation process of income taxes, in addition to the negative balance of IRPJ and CSLL related to 2018 and 2019.
Deferred PIS and COFINS credits mainly refer to the acquisition of goods and services for assets under construction, since their use are allowed after these assets enter into production.
In 2019, provisions for current and
non-current
recoverable taxes (ICMS, PIS and COFINS) were recognized, in the amount US$ 243, mainly due to changes in the scope of projects in progress, reflecting the vision of the Company’s Strategic Plan, as well as uncertainties related to the realization of credits in electricity trading operations.
Recovery of PIS and COFINS
The Company filed civil lawsuits against the Brazilian Federal Government claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.
The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes, but it requires previous examination and approval by the court of the settlement reports (court-ordered liquidation stage). In 2017, there were a settlement reports issued in favor of the Company relating to the most significant amount to be recovered. However, final approvals by the court are still pending.
As of December 31, 2019, the Company had
non-current
receivables of US$ 820 (US$ 837 as of December 31, 2018) related to PIS and COFINS, which are indexed to inflation.

16.2. Tax amnesty programs – State Tax (Programas de Anistias Estaduais)
In 2019, in accordance with its current corporate governance process and following cost-benefit analysis, the Company elected to settle in cash VAT (ICMS) tax disputes by joining states amnesty settlement programs and taking advance of their reliefs, as shown below:

State	State Law/Decree n°	Benefits received	Disputes (*)	Reduction Benefit	Amount to be paid after benefit (**)
BA	14,085/2019	Reduction of 90% of fines and interest and 50% of Vat tax forgiveness	449	(344)	105
PE	414/2019	Reduction of 90% of interest and 43% of the fines	335	(224)	111
AM	202/2019	Reduction of 95% of fines and interest	196	(135)	61
CE	33,135/2019	Reduction of 90% of fines and interest and 50% of Vat tax forgiveness	127	(98)	29
AL	5,900/96	Reduction of 90% of fines and interest	83	(63)	20
SE	40,486/2019	Reduction of 90% of fines and interest	41	(26)	15
RS	54,853/2019 and 54,887/2019	Reduction of 60% and 90% of fines and interest and 50% of Vat tax forgiveness	76	(58)	18

			1,307	(948)	359

(*)	US$ 1.2 billion refers to previous disputes for which the likelihood of losses were deemed possible , as set out in note 19.
(*)	Amounts recognized as other taxes (US$ 230), other expenses (US$ 103), and finance expenses (US$ 33).
16.3. Brazilian federal settlement programs
In 2018 the Company settled most of the debts relating to the tax settlement programs it joined in 2017. These programs were created by the Brazilian Federal Government, which enabled the settlement of significant disputes with Brazilian tax authorities and other Brazilian federal agencies, in which the Company was a defendant, with certain benefits, such as the use of tax loss carry forwards and reduction in interests, penalties and related charges.
As of December 31, 2019, there is an open balance relating to the Special Tax Settlement Program (PERT), which covered the lawsuit related to the Brazilian Federal Revenue Service, with respect to a notice of deficiency issued due to the use of expenses arising from the Terms of Financial Commitment (TFC), signed by Petrobras and Petros Plan in 2008, as deductible in determining taxable profit for the calculation of income taxes (IRPJ and CSLL).
The following table presents changes in the balance of this program:

	12.31.2018	Payments	Use of tax loss carryforwards	Inflation indexation	Others	CTA	12.31.2019
PERT
Income taxes	607	(55)	—	30	—	(23)	559
Others taxes	—	—	—	—	1	—	1

	608	(55)	—	30	—	(23)	560

Current							56
Non-current							504
The following table presents the settlement years of the outstanding amounts under this program:

	2020	2021	2022	2023	2024	2025 onwards	Total
PERT	56	56	56	56	56	280	560

Total	56	56	56	56	56	280	560

16.4. New Taxation Model for the Oil and Gas Industry
Law No. 13,586, enacted in 2017, outlined a new taxation model for the oil and gas industry and, along with the Decree 9,128/2017, established a new special regime for exploration, development and production of oil, gas and other liquid hydrocarbons named Repetro-Sped.
Following the application of this new regime, the Company expects greater legal stability in the oil and gas industry in Brazil, which may encourage higher investments and reduce the number of litigations involving the industry players.
Regarding the Repetro-Sped, this regime provides for the continuation of total tax relief over goods imported with temporary permanence in Brazil, as previously governed by the former Repetro (Special Customs Regime for the Export and Import of Goods designated to Exploration and Production of Oil and Natural Gas Reserves), and adds this relief to goods permanently held in Brazil, through the final acquisition of these by Petrobras and Brazilian Consortiums. For goods that were already in the country on December 31, 2017, the Company initiated the transfer of ownership of the oil and gas assets of PNBV and its subsidiaries to the parent company and consortiums in Brazil, which will take place before the end of 2020. Therefore, due to the fact that these assets no longer need to return abroad at the end of the contract, their respective operational and financial removal costs were eliminated. The regime will expire in December 2040. As a result of these transfers, there was a corporate restructuring of companies abroad, as mentioned in note 30.2.
On September 4, 2019, IN RFB No. 1,901 was released, regulating Repetro-Industrialization. This taxation model allows the beneficiary company to be able to import or purchase in domestic market, with the relief of federal taxes, raw materials, intermediate products and packaging materials to be fully used in the production.
Following the creation of Repetro-Sped, the Brazilian states, pursuant to a decision of the Brazilian National Council of Finance Policies (CONFAZ), agreed to grant tax incentives relating to VAT (ICMS) over transactions in the scope of this regime to the extent each state enacts its specific regulation providing for the tax relief for the oil and gas industry.
At the date of issuance of these financial statements, the states enacting new regulations governing the VAT tax incentives authorized by CONFAZ were: Amazonas, Bahia, Ceará, Espirito Santo, Rio de Janeiro, Rio Grande do Norte, São Paulo, Sergipe, Minas Gerais and Piauí.
Finally, on December 17, 2019, the ICMS 220 Agreement was released, aiming to amend ICMS Agreement 03/2018, improving the rules applicable and clarifying several points such as the tax competence in interstate operations and the responsibility for the payment of ICMS. These amendments were promoted to incorporate the ICMS into the Repetro-Industrialization model.

16.5. Deferred income taxes -
non-current
The changes in the deferred income taxes (corporate income tax (IRPJ, 25%) and social contribution on net income (CSLL, 9%) are presented as follows:

	Property, Plant and Equipment
	Exploration and decommissioning costs	Others (*)	Loans, trade and other receivables / payables and financing (**)	Finance leases	Provision for legal proceedings	Tax losses	Inventories	Employee Benefits	Others	Total
Balance at January 1, 2018	(10,692)	(498)	1,661	(130)	2,201	6,031	569	2,688	534	2,364

Recognized in the statement of income for the year	2,048	(1,109)	(1,509)	(134)	208	(244)	(49)	192	(167)	(764)
Recognized in shareholders’ equity	—	—	1,916	—	—	—	—	(119)	2	1,799
Cumulative translation adjustment	1,397	205	(260)	28	(345)	(668)	(65)	(417)	(34)	(159)
Use of tax credits	—	—	—	—	—	(1,117)	—	—	(105)	(1,222)
Others	—	(26)	18	89	2	15	—	11	(101)	8

Balance at December 31, 2018	(7,247)	(1,428)	1,826	(147)	2,066	4,017	455	2,355	129	2,026

Initial application of IFRS9	—	—	—	—	—	—	—	—	—	—

Balance at January 1, 2019	(7,247)	(1,428)	1,826	(147)	2,066	4,017	455	2,355	129	2,026

Recognized in the statement of income for the year	1,497	(2,711)	(95)	(4)	(1,142)	(886)	217	146	180	(2,798)
Recognized in the statement of income of discontinued operation (***)	—	—	—	—	—	—	—	—	(612)	(612)
Recognized in shareholders’ equity	—	—	(203)	329	—	—	—	1,491	—	1,617
Cumulative translation adjustment	242	92	(114)	(9)	(51)	(54)	(17)	(56)	25	58
Use of tax credits	—	—	—	—	—	(352)	—	—	23	(329)
Tra n sfers to held for sale	—	444	(55)	17	(87)	(175)	(23)	(216)	(181)	(276)
Others	—	14	(16)	2	(4)	(39)	(2)	(10)	(3)	(58)

Balance at December 31, 2019	(5,508)	(3,589)	1,343	188	782	2,511	630	3,710	(439)	(372)

Deferred tax assets										2,680
Deferred tax liabilities										(654)

Balance at December 31, 2018										2,026

Deferred tax assets										1,388
Deferred tax liabilities										(1,760)

Balance at December 31, 2019										(372)

(*)	It mainly includes impairment adjustments, capitalized borrowing costs, and expansion of the base of assets to calculate accelerated depreciation.
(**)
The amounts presented as Loans, trade and other receivables/payables and financing relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out in note 36.2.

(***)	For more information on the discontinued operation, see note 30.
The Company recognizes the deferred tax assets based on assessment of uncertainty over income tax treatments in the context of applicable tax laws, as well as projections of future taxable profits in a ten-year
perspective supported by the Business and Management Plan, which is revised annually.

Timing of reversal of deferred income taxes
Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the Company’s 2020-2024 Strategic Plan. The main goals and objectives outlined in this plan include business restructuring, a divestment plan, demobilization of assets and reducing operating expenses.
Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its 2020-2024 Strategic Plan.
The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) recoverable (payable) as of December 31, 2018 is set out in the following table:

	Assets	Liabilities
2020	928	21
2021	24	39
2022	46	19
2023	20	288
2024	32	705
2025 and thereafter	338	688

Recognized deferred tax assets	1,388	1,760

Brazil	245	—
Abroad	1,414	—

Unrecognized deferred tax assets	1,659	—

Total	3,047	1,760

At December 31, 2018, the Company had tax loss carryforwards arising from offshore subsidiaries, for which no deferred tax assets had been recognized. These tax losses totaling U$ 1,414 (US$ 1,472 as of December 31, 2018) arose mainly from oil and gas exploration and production and refining activities in the United States of US$ 1,346 (US$ 1,398 as of December 31, 2017), as well as activities in Spain in the amount of US$ 68 (US$ 69 as of December 31, 2017).
An aging of the unrecognized tax carryforwards, from companies abroad is set out below:

Unrecognized deferred tax assets
2021	45
2022	1
2023	13
2024	9
2025	3
2026 - 2028	234
2029 - 2031	292
2032 - 2034	563
2035 - 2037	254

Total	1,414

16.6. Reconciliation between statutory tax rate and effective tax expense rate
The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2019	2018 Reclassified	2017 - Reclassified
Net income before income taxes	12,003	10,827	1,507
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(4,081)	(3,681)	(513)
· Tax benefits from the deduction of interest on capital distribution	728	553	(53)
· Different jurisdictional tax rates for companies abroad	1,056	355	669
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(175)	(41)	(70)
· Tax incentives (**)	443	74	168
· Tax loss carryforwards (unrecognized tax losses) (***)	(682)	(484)	(146)
· Non-taxable income (non-deductible expenses), net (****)	(1,556)	(780)	(454)
· Tax settlement programs (*****)	—	—	(1,373)
· Agreement with US authorities	—	(293)	—
· Others	69	41	75

Income taxes expense	(4,200)	(4,256)	(1,697)

Deferred income taxes	(2,798)	(370)	(400)
Current income taxes	(1,402)	(3,886)	(1,297)

Total	(4,200)	(4,256)	(1,697)

Effective tax rate of income taxes	35.0%	39.3%	112.6%

(*)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	It includes tax incentives granted by dutch authorities.
(***)	As of December 31, 2019, it includes US$ 674 regarding uncertainty over income tax treatments adopted by subsidiaries abroad.
(****)	It includes results in equity-accounted investments, expenses relating to health care plan and provisions for legal proceedings.
(*****)	Income taxes in the scope of PRT and PERT and reversals of losses carry forwards from 2012 to 2017.
16.7. Accounting policy for income taxes
Income tax expense for the period includes current and deferred taxes, recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity. Income tax expense comprises current and deferred taxes based on the rates of 25% for income tax (IRPJ) and 9% for social contribution on net income (CSLL), and the offsetting of the carryforward of credit losses and negative basis of CSLL, limited to 30% of taxable income for the year. Since 2015, income tax expenses on profits arising from subsidiaries abroad are recognized as established by Law No. 12,973 / 2014.
16.7.1. Current income taxes
Current income taxes are computed based on taxable profit for the year, determined in accordance with the rules established by the taxation authorities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.
Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.
16.7.2. Deferred income taxes
Deferred income taxes are recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax assets are generally recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.
Deferred tax assets and deferred tax liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.